Prepaid charter revenue, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement In Intangible Assets [Roll Forward]
Time charter aquired, gross, beginning balance	$ 27,000	$ 33,500
Time charter acquired, additions		6,000
Write-off of fully amortized asset, cost	(11,500)	(12,500)
Time charter aquired, gross, ending balance	15,500	27,000	$ 33,500
Movement In Accumulated Amortization Of Finite Lived Intangible Assets [Roll Forward]
Time charter aquired, accumulated amortization, beginning balance	(23,202)	(27,136)
Amortization for the period	(3,798)	(8,566)	(11,610)
Write-off of fully amortized asset, accumulated amortization	11,500	12,500
Time charter aquired, accumulated amortization, ending balance	(15,500)	(23,202)	(27,136)
Prepaid Charter Revenue Net [Abstract]
Time charter acquired, net, beginning balance	3,798	6,364
Time charter acquired, additions		6,000
Amortization for the period	(3,798)	(8,566)	(11,610)
Time charter acquired, net, ending balance	$ 0	$ 3,798	$ 6,364